Note Discontinued Operations and restructuring plan (Activity in the reserve for restructuring costs) (Detail) - Restructuring Charges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost And Reserve [Line Items]
Restructuring Reserve	$ 620	$ 13,536
Charges expensed during the period	0	7,840
Payments made during the period	(492)	(20,756)
Restructuring Reserve	$ 128	$ 620